Common Stock (Tables)	9 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
Summary of Common Stock Reserved for Issuance
Shares of common stock reserved for issuance are as follows:

	As of September 30, 2025	As of December 31, 2024
Stock options	29,318,783	28,360,635
RSUs	10,764,848	3,630,447
Earnout shares	17,600,000	—
Common stock warrants	50,000	—
Public warrants	28,750,000	—
Private warrants	898,250	—
Employee stock purchase plan shares available for future purchase	3,047,669	—
Equity awards available for future issuance (1)	20,223,481	3,631,787
Legacy warrants	—	7,505,657

Total common stock reserved for issuance	110,653,031	43,128,526

(1)
As of September 30, 2025, includes 32,000 shares of vested RSUs due to an advisor to satisfy an outstanding liability, which will be issued from the 2025 Equity Incentive Plan. Half of these awards were issued in exchange for shares of common stock due to the same advisor in prior periods.